Other (Expenses) Income - Summary of Other (Expenses) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Income tax expense	$ (7,511)	$ (3,406)	$ (1,977)
Foreign exchange gain	1,413	613	(292)
Other income	120	50	167
Total	(5,978)	(2,743)	1,318
Warrant [Member]
Income Tax Contingency [Line Items]
Gain on initial recognition of stock purchase warrant	$ 0	$ 0	$ 3,420